Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000181876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	$ 10,000		$ 9,570	$ 11,094	$ 10,371	$ 11,493	$ 11,389	$ 12,322	$ 12,832	$ 13,488	$ 14,962	$ 18,576
C000064509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,583	11,110	10,385	11,506	11,400	12,333	12,877	13,533	15,006	18,619
C000064508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		9,473	10,893	10,048	11,038	10,821	11,599	11,971	12,460	13,690	16,773
C000064507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,450		9,013	10,455	9,719	10,744	10,617	11,459	11,937	12,514	13,846	17,146
MSCI World ex USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA High Dividend Yield Index
Accumulated Value	10,000		9,873.402	12,085.01048	11,200.26565	12,726.68602	12,493.99129	13,283.96387	13,686.64332	15,641.0084	17,620.96455	22,215.37379
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Index
Accumulated Value	$ 10,000		$ 9,771.405	$ 12,311.93805	$ 11,354.09144	$ 12,781.28143	$ 13,572.14367	$ 15,208.23301	$ 13,763.70333	$ 15,316.93725	$ 17,380.00923	$ 21,651.6818